Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 685	$ 23,084
Other receivable	12,173	1,500
Inventory	1,306,326	579,160
Other current assets	26,676	11,750
Total current assets	1,345,860	615,494
Non-current assets:
Property and equipment, net	29,519	38,599
Total assets	1,375,379	654,093
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable	520,322	215,842
Accrued expenses	1,006,814	943,485
Deferred revenue	0	300,000
Notes payable - related parties	25,000	27,000
Convertible notes, net of debt discount	934,567	1,470,776
10% subordinated convertible notes	0	56,615
Derivative liability	320,516	137,063
Total current liabilities	2,807,219	3,150,771
Stockholders' deficit:
Preferred stock $0.001 par value, 10,000,000 shares authorized at September 30, 2011 and 2010	0	0
Common stock, $0.001 par value (600,000,000 shares authorized; 299,331,673 and 217,154,741 shares issued and outstanding at September 30, 2011 and 2010, respectively)	299,332	217,155
Additional paid-in capital	30,168,321	22,885,234
Accumulated deficit	(31,899,493)	(25,599,067)
Total stockholders' deficit	(1,431,840)	(2,496,678)
Total liabilities and stockholder's deficit	$ 1,375,379	$ 654,093